Establishment and operations - Summary of proceeds raised and issuance costs incurred related to the Business Combination (Details) - USD ($)	Mar. 31, 2022	Mar. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Establishment and operations
Number of shares		13,949,001
Public shares outstanding, USD		$ 53,240,010	$ 16,955	$ 13,903
Gross proceeds from reverse recapitalization	$ 53,200,000	53,240,010
SPAC reverse recapitalization professional fees		(20,906,209)
Net proceeds from reverse recapitalization		$ 32,333,801
SPAC
Establishment and operations
Number of shares				34,500,000
Shares redeemed				(29,175,999)
SPAC | Class A Ordinary Shares
Establishment and operations
Number of shares		34,500,000		5,324,001
Public shares outstanding, USD		$ 345,000,000
Shares redeemed		(29,175,999)
Shares redeemed, USD		$ (291,759,990)
Shares issued to SPAC public investors, Number of shares		5,324,001
Shares issued to SPAC public investors, USD		$ 53,240,010
Shares converted for SPAC founders, Number of shares		8,625,000